Deferred Tax Assets - Schedule of Presented the Category of Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Presented the Category of Deferred Tax Assets [Line Items]
Balance at beginning	$ 488	$ 293
Credit for the year	123	201
Exchange adjustments	(15)	(6)
Balance at ending	596	488
Tax Losses [Member]
Schedule of Presented the Category of Deferred Tax Assets [Line Items]
Balance at beginning	84	86
Credit for the year
Exchange adjustments	(2)	(2)
Balance at ending	82	84
Depreciation [Member]
Schedule of Presented the Category of Deferred Tax Assets [Line Items]
Balance at beginning	358	197
Credit for the year	172	166
Exchange adjustments	(13)	(5)
Balance at ending	517	358
Others [Member]
Schedule of Presented the Category of Deferred Tax Assets [Line Items]
Balance at beginning	46	10
Credit for the year	(49)	35
Exchange adjustments		1
Balance at ending	$ (3)	$ 46